Description of the Business and Basis of Presentation	3 Months Ended
Jul. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business and Basis of Presentation
Note 1. Description of the Business and Basis of Presentation
MiniMed Group, Inc. (“MiniMed” or the “Company”) is a medical technology company focused on the development, manufacture, and commercialization of insulin pumps, continuous glucose monitoring (“CGM”) systems, related consumables, smart pens, and digital health solutions for the management of T1D and T2D.
Basis of Presentation
Effective March 9, 2026 (the date of the closing of the Company’s initial public offering, or “IPO”), the Company’s financial statements are presented on a consolidated basis. The audited financial statements for all periods presented, including the historical results of the Company prior to March 9, 2026, are now referred to as the “consolidated financial statements.”
Prior to March 9, 2026, the Company operated as the diabetes business of Medtronic plc (“Medtronic” or the “Parent”) and did not exist as a separate, stand‑alone legal entity. The accompanying consolidated financial statements present the historical financial position, results of operations, and cash flows of the diabetes business for periods prior to March 9, 2026, as historically managed within Medtronic (the “Diabetes Business” or the “Company”), prepared on a carve‑out basis in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
The consolidated financial statements have been prepared in U.S. dollars and should be read in conjunction with the Company’s audited combined financial statements and related notes for the fiscal year ended April 25, 2025, contained in the Company’s final prospectus filed on March 6, 2026 with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended, relating to the Registration Statement on Form S-1 (the “IPO Prospectus”). Figures within the consolidated financial statements are rounded, and certain totals may not sum precisely.
All revenues, costs, assets, and liabilities that are either legally attributable to or directly associated with the Company’s business activities are included in the consolidated financial statements herein. Prior to the closing of the Company’s IPO, the Company functioned together with other businesses controlled by Medtronic. Accordingly, the Company relied on Medtronic’s corporate and other support functions for its business and certain corporate and shared expenses have been allocated, including, but not limited to, finance and accounting, legal, information technology, human resources, facilities, warehousing, distribution, logistics, marketing, insurance, employee benefits and incentives, restructuring and associated costs, and stock-based compensation. However, the allocations may not reflect the expenses the Company would have incurred if the Company had been a standalone company for the periods presented. Total costs allocated to the Company prior to the IPO were $298 million and $344 million for the fiscal years ended April 24, 2026 and April 25, 2025, respectively, and are included in the consolidated statements of operations. All such amounts have been deemed to have been incurred and settled by the Company in the period in which the costs were recorded and are included in Net investment from Parent. All of these expenses have been allocated on a basis considered reasonable by management, using either specific identification when identifiable, or proportional allocations determined on the basis of revenue, usage, headcount, or other measures. Management considers the basis on which these expenses have been allocated to be a reasonable reflection of the utilization of such services by the Company.
The consolidated financial statements also include certain assets and liabilities that were historically recorded at the Medtronic corporate level but are specifically identifiable or otherwise attributable to the Company. Cash and cash equivalents legally owned and held by the Company are reflected in the consolidated balance sheets. Medtronic uses a centralized approach to cash management and financing of its operations and Medtronic funds the Company’s operating and investing activities as needed. The Company historically participated in related cash pooling arrangements to maximize the availability of cash for general operating and investing purposes. Under these cash pooling arrangements, cash balances were remitted regularly from the Company’s accounts. Prior to the IPO, substantially all of the Company’s cash was managed through Medtronic’s centralized treasury and cash pooling arrangements, and as a result, historical cash and cash equivalents presented may not be indicative of the Company’s standalone cash balances. Third-party debt and related interest expense of Medtronic were not attributed to the Company for the periods presented as the Company was not the sole legal obligor of such debt and Medtronic’s borrowings were not directly attributable to the Company, nor secured solely by the Company’s assets or guaranteed by the Company.
Net investment from Parent represents Medtronic’s interest in the Company’s net assets. As a direct ownership relationship does not exist between the various entities of the Company, Net investment from Parent is shown in the consolidated balance sheets herein. All significant transactions between Medtronic and the Company have been included in the consolidated financial statements. All intercompany transactions and balances prior to the Company’s IPO and separation from Medtronic (the “Separation”) have been eliminated. The Company continued to be funded through Medtronic’s cash management strategy through the IPO date the Separation (see Note 14. “Related Party Transactions” for more information). Transactions between Medtronic and the Company for periods prior to the Company’s IPO are deemed to have been settled immediately through Medtronic’s net investment. The net effect of the settlement of related party transactions is reflected as “Net transfers from Parent,” a financing activity in the consolidated statements of cash flows and “Net investment from Parent” in the consolidated balance sheets.
Initial Public Offering
On March 6, 2026, the Company launched its IPO through the sale of 28,000,000 shares of common stock, par value $0.01 per share, at an initial public offering price of $20.00 per share. The IPO closed on March 9, 2026. The Company’s common stock is listed on the Nasdaq Stock Market LLC under the symbol “MMED.”
Description of the Business and Basis of Presentation
MiniMed Group, Inc. (“MiniMed” or the “Company”) is a medical technology company focused on the development, manufacture, and commercialization of insulin pumps, continuous glucose monitoring (“CGM”) systems, related consumables, smart pens, and digital health solutions for the management of Type 1 and Type 2 diabetes.
Basis of Presentation
The Company has prepared the accompanying unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting only of normal and recurring adjustments, necessary for a fair statement of the Company’s financial position, results of operations, and cash flows for the interim periods presented.
These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended April 24, 2026, filed with the Securities and Exchange Commission (“SEC”). The financial results for the interim periods presented are not necessarily indicative of the results to be expected for the full fiscal year or any other future period. Figures within the condensed consolidated financial statements are rounded, and certain totals may not sum precisely.
Effective March 9, 2026, upon the closing of the Company’s initial public offering (“IPO”) and separation from Medtronic plc (“Medtronic” or “Parent”), the Company’s financial statements are presented on a consolidated basis. For periods prior to March 9, 2026, the Company operated as the diabetes business of Medtronic and did not exist as a separate, stand‑alone legal entity. Accordingly, financial data for periods prior to the IPO are presented on a carve-out basis derived from the historical financial statements and accounting records of Medtronic, reflecting the historical financial position, results of operations, and cash flows as historically managed within Medtronic. The Company continues to engage in transactions with Medtronic and certain of its affiliates, including pursuant to transition and other commercial arrangements entered into in connection with the Company’s separation from Medtronic (the “Separation”). Amounts due to and from Medtronic, as well as expenses incurred under these arrangements, are presented within the accompanying condensed consolidated financial statements. See Note 14, “Related Party Transactions,” for additional information.